UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     OWENOKE CAPITAL MANAGEMENT
Address:  150 E. 58TH ST., 21ST FL
          NEW YORK, NY

13 File Number: 28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      DAVID KORUS
Title:
Phone:     212-223-2800
Signature, Place and Date of Signing:

    DAVID KORUS  January 29, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    76887

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADAPTEC INC COM                COMMON STOCK     00651F108     7613   525000 SH       SOLE                 525000        0        0
D ALPHA INDS INC COM             COMMON STOCK     020753109     1090    50000 SH       SOLE                  50000        0        0
D APPLIED MATERIALS INC COM      OPTIONS - PUTS   0382220MH    10025   250000 SH  PUT  SOLE                 250000        0        0
D CYPRESS SEMICONDUCTOR CORP     COMMON STOCK     232806109     2990   150000 SH       SOLE                 150000        0        0
D FINISAR CORP COM STK           COMMON STOCK     31787A101     5594   550000 SH       SOLE                 550000        0        0
D FINISAR CORP COM STK           OPTIONS - CALLS  31787ASAV     5085   500000 SH  CALL SOLE                 500000        0        0
D KLA-TENCOR CORP COM            OPTIONS - PUTS   4824800MJ    12390   250000 SH  PUT  SOLE                 250000        0        0
D KULICKE & SOFFA INDS INC COM   COMMON STOCK     501242101     8575   500000 SH       SOLE                 500000        0        0
D NOVELLUS SYSTEMS INC COM       OPTIONS - PUTS   6700080MH     9863   250000 SH  PUT  SOLE                 250000        0        0
D POWERWAVE TECHNOLOGIES INC     COMMON STOCK     739363109     8640   500000 SH       SOLE                 500000        0        0
D RF MICRO DEVICES INC           COMMON STOCK     749941100      962    50000 SH       SOLE                  50000        0        0
D SONICBLUE INC COM STK          COMMON STOCK     83546Q109     4060  1005000 SH       SOLE                1005000        0        0
S REPORT SUMMARY                 12 DATA RECORDS               76887        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED